Investments in unconsolidated entities - Equity Method Eligible Affiliates, OneBeacon (Details) - USD ($) $ in Millions		3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 18, 2016	Mar. 31, 2016	Apr. 18, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Increase (Decrease) in Equity Method Investment [Roll Forward]
Equity in earnings of unconsolidated affiliates, net of tax					$ 6.6	$ 23.8
OneBeacon balance sheet data:
Total assets				$ 336.7	206.6
Total liabilities				31.2	16.5
Income statement data:
Total revenues				38.1	21.6	2.7
Total expenses				$ 12.2	14.1	5.5
OneBeacon
Investments in unconsolidated entities
Proceeds from sale of investments	$ 178.3		$ 178.3
Additional paid-in surplus for the excess of fair value over the equity method carrying value	22.1		22.1
Increase (Decrease) in Equity Method Investment [Roll Forward]
Equity method carrying value of investment in OneBeacon as of December 31, 2015		$ 151.9	151.9		151.9
Equity in earnings of unconsolidated affiliates, net of tax			6.6
Dividends received			(3.0)
Other, net			0.7
Proceeds received for the sale of OneBeacon	(178.3)		(178.3)
Excess of fair value received over equity method carrying value of OneBeacon	$ 22.1		22.1
Equity method carrying value of investment in OneBeacon as of April 18, 2016		2,562.1				151.9
OneBeacon balance sheet data:
Total investments		151.9	$ 151.9		$ 151.9	151.9	$ 2,562.1
Total assets							3,529.0
Unpaid loss and loss adjustment expense reserves							1,343.8
Long-term debt							272.9
Total liabilities							2,509.2
Total non-controlling interests							3.2
Common shareholder's equity							$ 1,016.6
Income statement data:
Net premiums earned		278.6				1,176.2
Net investment income		14.4				45.9
Total revenues		310.5				1,186.4
Loss and loss adjustment expenses		158.8				700.7
Total expenses		272.3				1,161.1
Net income		$ 46.4				$ 36.8